Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets at beginning of period	€ 31,668	€ 32,981	€ 27,395
Intangible assets at end of period	37,875	31,668	32,981
Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	60,177	56,298	45,436
Additions	3,165	3,788	6,618
Acquisition of a subsidiary	9,855		8,017
Disposals	(1,409)	(242)	(2,521)
Transfer between accounts	797	(60)	(58)
Currency translation	(33)	393	(1,194)
Intangible assets at end of period	72,552	60,177	56,298
Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(28,510)	(23,317)	(18,041)
Amortization charge for the year	(6,926)	(4,746)	(4,709)
Impairments	(702)	(231)	(3,239)
Disposals	1,408	131	2,308
Transfer between accounts		(12)	109
Currency translation	52	(293)	255
Other		(41)
Intangible assets at end of period	(34,676)	(28,510)	(23,317)
Patents and licenses
Intangible assets
Intangible assets at beginning of period	2,105	1,611	1,638
Intangible assets at end of period	2,086	2,105	1,611
Patents and licenses | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	5,442	4,662	4,436
Additions	362	660	378
Acquisition of a subsidiary	1,241
Disposals	(267)	(153)	(226)
Transfer between accounts	137	272	75
Currency translation	(1)	1	(1)
Intangible assets at end of period	6,915	5,442	4,662
Patents and licenses | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(3,337)	(3,051)	(2,798)
Amortization charge for the year	(1,729)	(392)	(465)
Impairments	(29)
Disposals	267	107	211
Transfer between accounts		(1)
Currency translation		(1)	1
Intangible assets at end of period	(4,829)	(3,337)	(3,051)
Software
Intangible assets
Intangible assets at beginning of period	1,869	3,773	2,927
Intangible assets at end of period	1,879	1,869	3,773
Software | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	11,709	11,494	10,667
Additions	184	70	3,072
Disposals	(1,142)	(23)	(2,227)
Transfer between accounts	1,908	162	47
Currency translation	20	6	(65)
Intangible assets at end of period	12,679	11,709	11,494
Software | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(9,839)	(7,721)	(7,740)
Amortization charge for the year	(1,416)	(1,831)	(2,223)
Impairments	(672)	(231)
Disposals	1,142	23	2,119
Transfer between accounts		(33)	109
Currency translation	(15)	(5)	14
Other		(41)
Intangible assets at end of period	(10,799)	(9,839)	(7,721)
Acquired customers, technology [member]
Intangible assets
Intangible assets at beginning of period	22,628	25,051	21,178
Intangible assets at end of period	27,474	22,628	25,051
Acquired customers, technology [member] | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	35,872	35,484	28,681
Acquisition of a subsidiary	8,613		7,931
Transfer between accounts		2
Currency translation	(54)	386	(1,128)
Intangible assets at end of period	44,431	35,872	35,484
Acquired customers, technology [member] | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(13,244)	(10,433)	(7,503)
Amortization charge for the year	(3,780)	(2,523)	(2,021)
Impairments			(1,149)
Transfer between accounts		0
Currency translation	67	(287)	240
Intangible assets at end of period	(16,957)	(13,244)	(10,433)
Developed technology and software under construction [member]
Intangible assets
Intangible assets at beginning of period	5,065	2,546	1,652
Intangible assets at end of period	6,437	5,065	2,546
Developed technology and software under construction [member] | Gross carrying amount [member]
Intangible assets
Intangible assets at beginning of period	7,155	4,658	1,652
Additions	2,619	3,058	3,168
Acquisition of a subsidiary			86
Disposals		(65)	(68)
Transfer between accounts	(1,248)	(496)	(180)
Currency translation	1
Intangible assets at end of period	8,527	7,155	4,658
Developed technology and software under construction [member] | Accumulated depreciation and amortisation [member]
Intangible assets
Intangible assets at beginning of period	(2,090)	(2,112)
Impairments			(2,090)
Disposals			22
Transfer between accounts		22
Intangible assets at end of period	€ (2,090)	€ (2,090)	€ (2,112)